Members' Equity (Deficit) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended	0 Months Ended	1 Months Ended				12 Months Ended		0 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended											12 Months Ended						12 Months Ended						12 Months Ended
	Dec. 31, 2011	Jul. 17, 2012 Avista Capital Partners, majority unit holder of the Parent of the reporting entity	Jul. 31, 2011 Racecar Holdings, LLC, the Parent of the reporting entity	Nov. 30, 2010 Racecar Holdings, LLC, the Parent of the reporting entity	May 31, 2010 Racecar Holdings, LLC, the Parent of the reporting entity	Jun. 30, 2007 Racecar Holdings, LLC, the Parent of the reporting entity	Dec. 31, 2013 Racecar Holdings, LLC, the Parent of the reporting entity	Dec. 31, 2012 Racecar Holdings, LLC, the Parent of the reporting entity	Jul. 17, 2012 Affiliates of Avista Capital Partners and Company management	Dec. 31, 2012 Class A	Dec. 31, 2013 Class A	Dec. 31, 2012 Class B	Dec. 31, 2013 Class B	Dec. 31, 2013 Class C series	Dec. 31, 2012 Class C series	Dec. 31, 2011 Class C series	Dec. 31, 2013 Class C series Time Vesting	Dec. 31, 2013 Class C series Performance Vesting	Dec. 31, 2013 Class C Units with No Floor Amount	Dec. 31, 2012 Class C Units with No Floor Amount	Dec. 31, 2011 Class C Units with No Floor Amount	Dec. 31, 2013 Class C-1 Units	Dec. 31, 2012 Class C-1 Units	Dec. 31, 2010 Class C-1 Units	Dec. 31, 2013 Class C-2 Units	Dec. 31, 2012 Class C-2 Units	Dec. 31, 2011 Class C-2 Units	Dec. 31, 2013 Class C-3 Units	Dec. 31, 2012 Class C-3 Units	Dec. 31, 2010 Class C-3 Units	Dec. 31, 2013 Class C-4 Units	Dec. 31, 2012 Class C-4 Units	Dec. 31, 2011 Class C-4 Units	Dec. 31, 2013 Class C-5 Units	Dec. 31, 2011 Class C-5 Units	Dec. 31, 2010 Class C-5 Units	Dec. 31, 2013 Class C-5 Units Time Vesting	Dec. 31, 2013 Class C-5 Units Performance Vesting	Dec. 31, 2013 Class C-6 Units	Dec. 31, 2012 Class C-6 Units	Dec. 31, 2011 Class C-6 Units	Dec. 31, 2013 Class C-7 Units	Dec. 31, 2012 Class C-7 Units	Dec. 31, 2013 Class C series except Class C-5 Units Time Vesting	Dec. 31, 2013 Class C series except Class C-5 Units Performance Vesting
Members' Equity disclosures
Number of common units authorized to issue (in shares)											2,172,212		676,972	416,052
Floor Amount of units issued (in dollars per share)																			$ 0			$ 112.19			$ 113.32			$ 208.88			$ 342.00			$ 342.00					$ 373.41			$ 374.68
Percent of awards represented by a certain vesting category																	50.00%	50.00%
Annual vesting percentage																																					33.33%	33.33%						20.00%	20.00%
Percentage of previously unvested time units subject to acceleration of vesting on change of control														100.00%
Distribution paid	$ 52.0		$ 52.0	$ 17.3	$ 72.0	$ 400.0	$ 0	$ 0
Amount related to unvested units held in escrow account														0.3	0.4
Return on capital (in dollars per unit)										$ 178.30		$ 178.30								$ 178.30			$ 74.58			$ 73.45
Amount of new equity issued									200.0
Commitment fees paid to Avista Capital Partners		$ 6.0
Summary of the activity in the units
Balances (in units)														375,702	278,707	263,852			151,077	151,077	151,147	37,255	37,255	37,255	17,220	17,615	17,815	7,480	7,560	7,560	31,795	31,975	29,475	20,600	20,600	20,600			19,425	12,625		90,850
Granted (in units)														34,970	110,250	15,675																	2,950							6,900	12,725	34,970	103,350
Forfeited (in units)														(7,330)	(13,255)	(820)					(70)	(20)			(40)	(395)	(200)		(80)			(180)	(450)						(770)	(100)	(100)	(6,500)	(12,500)
Balances (in units)														403,342	375,702	278,707			151,077	151,077	151,077	37,235	37,255	37,255	17,180	17,220	17,615	7,480	7,480	7,560	31,795	31,795	31,975	20,600	20,600	20,600			18,655	19,425	12,625	119,320	90,850
Vested (in units)														265,779					151,077			37,060			16,173			6,695			22,119			12,262					5,789			14,604
Unvested (in units)														137,563								175			1,007			785			9,676			8,338					12,866			104,716
Total														403,342	375,702	278,707			151,077	151,077	151,077	37,235	37,255	37,255	17,180	17,220	17,615	7,480	7,480	7,560	31,795	31,795	31,975	20,600	20,600	20,600			18,655	19,425	12,625	119,320	90,850